UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 / Unaudited

	Shares	Value
Common Stocks–98.7%
Consumer Discretionary–13.6%
Hotels, Restaurants & Leisure–4.4%
Buffalo Wild Wings, Inc.[1]	259,070	$38,135,104
Chuy’s Holdings, Inc.[1]	423,800	15,265,276
Fiesta Restaurant Group, Inc.[1]	549,120	28,686,029
Multimedia Games Holding Co., Inc.[1]	502,916	15,771,446
Red Robin Gourmet Burgers, Inc.[1]	206,460	15,183,068

		113,040,923
Household Durables–0.7%
La-Z-Boy, Inc.	577,393	17,899,183
Internet & Catalog Retail–0.4%
RetailMeNot, Inc.[1]	164,470	4,735,091
zulily, Inc., Cl. A1	115,920	4,802,566

		9,537,657
Media–2.7%
Cardiovascular Systems, Inc.[1]	114,662	3,931,760
Lions Gate Entertainment Corp.	968,520	30,663,343
Nexstar Broadcasting Group, Inc., Cl. A	347,670	19,375,649
Sinclair Broadcast Group, Inc., Cl. A	371,110	13,259,760

		67,230,512
Specialty Retail–4.6%
Asbury Automotive Group, Inc.[1]	225,950	12,142,553
Conn’s, Inc.[1]	509,506	40,143,978
Five Below, Inc.[1]	309,550	13,372,560
Lithia Motors, Inc., Cl. A	357,820	24,839,864
Lumber Liquidators Holdings, Inc.[1]	246,610	25,373,703

		115,872,658
Textiles, Apparel & Luxury Goods–0.8%
Steven Madden Ltd.[1]	573,844	20,996,952
Consumer Staples–1.5%
Food & Staples Retailing–0.3%
Sprouts Farmers Market, Inc.[1]	215,060	8,264,756
Food Products–1.2%
Annie’s, Inc.[1]	271,680	11,693,107
Boulder Brands, Inc.[1]	1,094,320	17,355,915

		29,049,022
Energy–4.6%
Energy Equipment & Services–1.5%
Bristow Group, Inc.	164,170	12,322,600
Dril-Quip, Inc.[1]	228,140	25,079,430

		37,402,030

	Shares	Value
Oil, Gas & Consumable Fuels–3.1%
Athlon Energy, Inc.[1]	210,030	$6,353,407
Bonanza Creek Energy, Inc.[1]	358,500	15,583,995
Diamondback Energy, Inc.[1]	436,410	23,068,633
Oasis Petroleum, Inc.[1]	688,230	32,326,163

		77,332,198
Financials–8.3%
Capital Markets–3.3%
Artisan Partners Asset Management, Inc., Cl. A	325,800	21,238,902
Evercore Partners, Inc., Cl. A	269,150	16,089,787
Financial Engines, Inc.	447,150	31,067,982
Virtus Investment Partners, Inc.[1]	70,190	14,041,510

		82,438,181
Commercial Banks–4.1%
First Financial Holdings, Inc.	257,170	17,104,377
Home BancShares, Inc.	541,740	20,233,989
Signature Bank[1]	328,969	35,337,850
Western Alliance Bancorp[1]	1,306,370	31,169,988

		103,846,204
Consumer Finance–0.4%
Credit Acceptance Corp.[1]	65,360	8,496,146
Diversified Financial Services–0.5%
MarketAxess Holdings, Inc.	199,930	13,369,319
Health Care–17.6%
Biotechnology–1.9%
Aegerion Pharmaceuticals, Inc.[1]	184,705	13,106,667
Cubist Pharmaceuticals, Inc.[1]	297,900	20,516,373
NPS Pharmaceuticals, Inc.[1]	512,220	15,550,999

		49,174,039
Health Care Equipment & Supplies–4.6%
ChannelAdvisor Corp.[1]	389,849	16,260,602
DexCom, Inc.[1]	715,648	25,341,096
Envestnet, Inc.[1]	326,010	13,138,203
Insulet Corp.[1]	752,330	27,911,443
Spectranetics Corp.[1]	759,931	18,998,275
West Pharmaceutical Services, Inc.	320,780	15,737,467

		117,387,086
Health Care Providers & Services–6.2%
Acadia Healthcare Co., Inc.[1]	583,040	27,595,283
Centene Corp.[1]	429,910	25,343,194
ExamWorks Group, Inc.[1]	683,950	20,429,586

1	OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Providers & Services (Continued)
MWI Veterinary Supply, Inc.[1]	135,259	$23,073,833
Team Health Holdings, Inc.[1]	874,070	39,813,889
WellCare Health Plans, Inc.[1]	272,820	19,211,984

		155,467,769
Health Care Technology–1.3%
HealthStream, Inc.[1]	400,998	13,140,704
Medidata Solutions, Inc.[1]	340,034	20,595,859

		33,736,563
Life Sciences Tools & Services–1.5%
Huron Consulting Group, Inc.[1]	199,140	12,490,061
ICON plc[1]	617,100	24,937,011

		37,427,072
Pharmaceuticals–2.1%
Akorn, Inc.[1]	777,584	19,151,894
Jazz Pharmaceuticals plc[1]	142,030	17,975,317
Medicines Co. (The)[1]	369,650	14,275,883

		51,403,094
Industrials–17.9%
Aerospace & Defense–3.0%
Cyberonics, Inc.[1]	224,390	14,699,789
HEICO Corp.	343,185	19,887,571
Hexcel Corp.[1]	925,730	41,370,874

		75,958,234
Building Products–1.8%
A.O. Smith Corp.	827,480	44,634,271
Commercial Services & Supplies–1.6%
Mobile Mini, Inc.[1]	991,070	40,812,263
Electrical Equipment–1.1%
Generac Holdings, Inc.	471,030	26,679,139
Machinery–3.8%
Middleby Corp. (The)[1]	175,440	42,100,337
Proto Labs, Inc.[1]	319,739	22,759,022
Wabtec Corp.	403,270	29,950,863

		94,810,222
Professional Services–3.6%
Advisory Board Co. (The)[1]	303,390	19,316,841
MDC Partners, Inc., Cl. A	326,339	8,324,908
On Assignment, Inc.[1]	1,258,260	43,938,439
WageWorks, Inc.[1]	343,600	20,423,584

		92,003,772
Road & Rail–1.2%
Genesee & Wyoming, Inc., Cl. A1	319,910	30,727,355
Trading Companies & Distributors–1.8%
H&E Equipment Services, Inc.[1]	1,501,680	44,494,778

	Shares	Value
Information Technology–31.4%
Computers & Peripherals–1.8%
Stratasys Ltd.[1]	330,270	$44,487,369
Electronic Equipment, Instruments, & Components–1.6%
Cognex Corp.[1]	536,830	20,496,169
Methode Electronics, Inc.	610,330	20,867,183

		41,363,352
Internet Software & Services–9.6%
Benefitfocus, Inc.[1]	81,700	4,717,358
Cornerstone OnDemand, Inc.[1]	957,726	51,085,105
CoStar Group, Inc.[1]	261,920	48,345,194
Criteo SA, Sponsored ADR[1]	56,560	1,934,352
Curtiss-Wright Corp.	101,770	6,333,147
Fluidigm Corp.[1]	116,049	4,446,998
Pandora Media, Inc.[1]	681,290	18,122,314
Shutterstock, Inc.[1]	374,950	31,357,069
SPS Commerce, Inc.[1]	357,570	23,349,321
Web.com Group, Inc.[1]	1,084,959	34,490,847
Yelp, Inc., Cl. A1	236,100	16,279,095

		240,460,800
IT Services–2.1%
Acxiom Corp.[1]	348,860	12,900,843
iGATE Corp.[1]	554,040	22,250,246
MAXIMUS, Inc.	427,640	18,811,884

		53,962,973
Semiconductors & Semiconductor Equipment–1.6%
Monolithic Power Systems, Inc.[1]	1,173,820	40,684,601
Software–14.7%
Aspen Technology, Inc.[1]	1,128,040	47,152,072
CommVault Systems, Inc.[1]	468,341	35,069,374
FireEye, Inc.[1]	32,060	1,398,137
FleetMatics Group plc[1]	578,162	25,005,507
Guidewire Software, Inc.[1]	913,092	44,805,424
Imperva, Inc.[1]	476,800	22,948,384
Infoblox, Inc.[1]	868,710	28,684,804
Interactive Intelligence Group, Inc.[1]	395,450	26,637,512
ServiceNow, Inc.[1]	413,730	23,173,017
Splunk, Inc.[1]	316,880	21,760,150
Tableau Software, Inc., Cl. A1	251,490	17,335,206
Tyler Technologies, Inc.[1]	242,140	24,729,758
Ultimate Software Group, Inc. (The)[1]	333,212	51,054,743

		369,754,088
Materials–3.8%
Chemicals–0.9%
PolyOne Corp.	608,260	21,501,991

2	OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Construction Materials–1.4%
Caesarstone Sdot-Yam Ltd.	296,700	$14,737,089
Eagle Materials, Inc.	274,760	21,274,667

		36,011,756
Metals & Mining–0.7%
Carpenter Technology Corp.	263,110	16,365,442
Paper & Forest Products–0.8%
KapStone Paper & Packaging Corp.[1]	349,560	19,526,422

Total Common Stocks (Cost $1,669,745,541)		2,483,610,192
Investment Company–1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[2,3] (Cost $31,386,387)	31,386,387	31,386,387

Total Investments, at Value (Cost $1,701,131,928)	99.9%	2,514,996,579
Assets in Excess of Other Liabilities	0.1	1,631,052

Net Assets	100.0%	$2,516,627,631

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 30, 2013	Gross Additions	Gross Reductions	Shares December 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	23,550,256	252,580,775	244,744,644	31,386,387

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$31,386,387	$10,897

3.	Rate shown is the 7-day yield as of December 31, 2013.

3	OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued

4	OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

5	OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

6	OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$344,577,885	$—	$—	$344,577,885
Consumer Staples	37,313,778	—	—	37,313,778
Energy	114,734,228	—	—	114,734,228
Financials	208,149,850	—	—	208,149,850
Health Care	444,595,623	—	—	444,595,623
Industrials	450,120,034	—	—	450,120,034
Information Technology	790,713,183	—	—	790,713,183
Materials	93,405,611	—	—	93,405,611
Investment Company	31,386,387	—	—	31,386,387

Total Assets	$2,514,996,579	$—	$—	$2,514,996,579

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,702,782,097

Gross unrealized appreciation	$814,190,004
Gross unrealized depreciation	(1,975,522)

Net unrealized appreciation	$812,214,482

7	OPPENHEIMER DISCOVERY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014